Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments for Operating Leases	As of December 27, 2014, minimum rental commitments under non-cancelable operating leases in effect at year-end were (in millions):

2015	$106
2016	85
2017	62
2018	49
2019	41
Thereafter	84
Total	$427